Revenues	12 Months Ended
Dec. 31, 2022
Revenues
Revenues

3. Revenues

The following table shows the revenues earned from time and voyage charters contracts for the years ended December 31, 2022, 2021 and 2020:

	For the years ended December 31,
	2022	2021	2020
Time charters (operating leases)	$283,962	$171,134	$137,893
Voyage charters	15,109	13,531	2,972
Total	$299,071	$184,665	$140,865

As of December 31, 2022, 19 out of 20, of the Partnership’s vessels were employed under time charter agreements with remaining tenor ranging between 0.2 and 9.5 years, while one vessel was employed under a voyage charter. From these time charter agreements 13 include extensions at the charterers’ option that range between 2.3 to 9.2 years. As of December 31, 2021, 20 out of 21, of the Partnership’s vessels were employed under time charter agreements with remaining tenor ranging between 0.4 and 4.7 years, while one vessel was employed under a voyage charter.

As of December 31, 2022 there were no voyage expenses, incurred between the contract date and the date of the vessel’s arrival to the load port and no unearned revenue related to undelivered performance obligations. As of December 31, 2021 prepayments and other assets include bunker expenses of $168, incurred between the contract date and the date of the vessel’s arrival to the load port. As of December 31, 2021 the Partnership had unearned revenue related to undelivered performance obligations of $3,010 which was recognized in the Partnership’s records in the first quarter of 2022.